Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our general practice is to approve annual equity awards for executives at the regularly scheduled meetings of our Compensation Committee and Board in February. Executives’ annual equity awards are granted in specified dollar amounts, with the number of shares for each time-based RSU and PSU grant determined by the 30-day trailing average of the closing price of the Company’s common stock leading up to the grant date, which is generally on or around March 1. Due to the use of a 30-day average price to determine the number of shares, the specified dollar amounts differ from the grant date fair value amounts reported in the “Summary Compensation Table for 2024” below, which are reported in accordance with both SEC and accounting rules. While we may occasionally grant off-cycle equity awards to executives in connection with a new hire or promotion, or for recognition, retention, or other purposes, and we may modify our general timing practices from time to time, we have not granted equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material non-public information in coordination with grants in a manner that intentionally affects the value of such compensation. Neither our Compensation Committee nor our Board takes material nonpublic information into account in determining the timing or terms of equity awards.
Award Timing Method	Compensation Committee and Board in February. Executives’ annual equity awards are granted in specified dollar amounts, with the number of shares for each time-based RSU and PSU grant determined by the 30-day trailing average of the closing price of the Company’s common stock leading up to the grant date, which is generally on or around March 1. Due to the use of a 30-day average price to determine the number ofshares, the specified dollar amounts differ from the grant date fair value amounts reported in the “Summary Compensation Table for 2024” below, which are reported in accordance with both SEC and accounting rules. While we may occasionally grant off-cycle equity awards to executives in connection with a new hire or promotion, or for recognition, retention, or other purposes, and we may modify our general timing practices from time to time, we have not granted equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material non-public information in coordination with grants in a manner that intentionally affects the value of such compensation. Neither our Compensation Committee nor our Board takes material nonpublic information into account in determining the timing or terms of equity awards.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we have not granted equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material non-public information in coordination with grants in a manner that intentionally affects the value of such compensation
MNPI Disclosure Timed for Compensation Value	false